Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Total	Previously Reported [Member]	Adjusted	Common Stock	Common Stock Previously Reported [Member]	Additional Paid-In Capital	Additional Paid-In Capital Previously Reported [Member]	Additional Paid-In Capital Adjusted	Accumulated Deficit	Accumulated Deficit Previously Reported [Member]	Accumulated Deficit Adjusted	Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock Previously Reported [Member]
Balance at Dec. 31, 2018		$ (261,383)			$ 1					$ (261,384)			$ 169,919
Balance (in Shares) at Dec. 31, 2018					870,263								36,756,498
Accretion of redeemable convertible preferred stock to redemption value		(13,594)					$ (359)			(13,235)			$ 13,594
Stock-based compensation		359					359
Net loss/income		(41,650)								(41,650)
Balance (in Shares) at Dec. 31, 2019					870,263	870,263							36,756,498	36,756,498
Balance at Dec. 31, 2019		(316,268)	$ (316,268)		$ 1	$ 1		$ 0		(316,269)	$ (316,269)		$ 183,513	$ 183,513
Stock-based compensation		74					74
Net loss/income		(11,894)								(11,894)
Retroactive application of the recapitalization due to the Business Combination (Note 3) (Shares)					4,031,301								(36,756,498)
Retroactive application of the recapitalization due to the Business Combination (Note 3) (Value)			183,513					160,363			23,150		$ (183,513)
Balance (in Shares) at Mar. 31, 2020					4,901,564								0
Balance at Mar. 31, 2020		(144,575)	(132,755)		$ 1		160,437	160,363		(305,013)	(293,119)		$ 0
Balance at Dec. 31, 2019		(316,268)	(316,268)		$ 1	$ 1		0		(316,269)	(316,269)		$ 183,513	$ 183,513
Balance (in Shares) at Dec. 31, 2019					870,263	870,263							36,756,498	36,756,498
Issuance of Class B common stock to related party		(14,682)					(825)			(13,857)			$ 14,682
Stock-based compensation		825					825
Net loss/income		4,345								4,345
Balance (in Shares) at Dec. 31, 2020					870,263	870,263							36,756,498	36,756,498
Balance at Dec. 31, 2020		(325,780)	(325,780)		$ 1	$ 1		0		(325,781)	(325,781)		$ 198,195	$ 198,195
Balance at Mar. 31, 2020		(144,575)	(132,755)		$ 1		160,437	160,363		(305,013)	(293,119)		$ 0
Balance (in Shares) at Mar. 31, 2020					4,901,564								0
Stock-based compensation		70					70
Net loss/income		10,555								10,555
Balance (in Shares) at Jun. 30, 2020					4,901,564								0
Balance at Jun. 30, 2020		(133,950)			$ 1		160,507			(294,458)			$ 0
Stock-based compensation		90					90
Net loss/income		5,406								5,406
Balance (in Shares) at Sep. 30, 2020					4,901,564								0
Balance at Sep. 30, 2020		(128,454)			$ 1		160,597			(289,052)			$ 0
Balance at Dec. 31, 2020		(325,780)	(325,780)		$ 1	$ 1		0		(325,781)	(325,781)		$ 198,195	$ 198,195
Balance (in Shares) at Dec. 31, 2020					870,263	870,263							36,756,498	36,756,498
Conversion of convertible notes payable into Series D redeemable convertible preferred stock		11,829					11,829
Stock-based compensation		176					176
Net loss/income		(15,429)								(15,429)
Retroactive application of recapitalization related to 2021 activity (1)	[1]						(7,737)			7,737
Retroactive application of the recapitalization due to the Business Combination (Note 3) (Shares)					4,031,301								(36,756,498)
Retroactive application of the recapitalization due to the Business Combination (Note 3) (Value)		189,659					152,653			37,006			$ (198,195)
Balance (in Shares) at Mar. 31, 2021					4,901,564								0
Balance at Mar. 31, 2021		(139,545)		$ (136,121)	$ 1		156,921		$ 152,653	(296,467)		$ (288,775)	$ 0
Balance at Dec. 31, 2020		(325,780)	$ (325,780)		$ 1	$ 1		$ 0		(325,781)	$ (325,781)		$ 198,195	$ 198,195
Balance (in Shares) at Dec. 31, 2020					870,263	870,263							36,756,498	36,756,498
Balance (in Shares) at Sep. 30, 2021					21,725,817								0
Balance at Sep. 30, 2021		(25,525)			$ 2		291,825			(317,352)			$ 0
Balance at Mar. 31, 2021		(139,545)		$ (136,121)	$ 1		156,921		$ 152,653	(296,467)		$ (288,775)	$ 0
Balance (in Shares) at Mar. 31, 2021					4,901,564								0
Stock-based compensation		177					177
Net loss/income		(18,117)								(18,117)
Balance (in Shares) at Jun. 30, 2021					4,901,564								0
Balance at Jun. 30, 2021		(157,485)			$ 1		157,098			(314,584)			$ 0
Stock-based compensation		207					207
Net loss/income		(2,769)								(2,769)
Recapitalization on September 9, 2021 , (Shares)					12,984,784
Recapitalization on September 9, 2021 , (Value)		117,513			$ 1		117,512
Proceeds from Blue Water Acquisition Corp. in Business Combination		17,008					17,008
Proceeds from Blue Water Acquisition Corp. in Business Combination (in Shares)					3,839,469
Balance (in Shares) at Sep. 30, 2021					21,725,817								0
Balance at Sep. 30, 2021		$ (25,525)			$ 2		$ 291,825			$ (317,352)			$ 0

[1]	Relates to reversal of 2021 accretion recorded on the redeemable convertible preferred stock prior to the merger, as the redeemable convertible preferred stock has been retroactively restated to give effect to the reverse recapitalization.